Deferred tax (Tables)	6 Months Ended
Dec. 31, 2021
Deferred tax
Schedule of deferred taxes

	31 December	30 June	31 December
	2021	2021	2020
	£’000	£’000	£’000
US deferred tax assets (1)	—	—	(61,786)
UK deferred tax liabilities	30,422	35,546	30,851
Net deferred tax liability/(asset)	30,422	35,546	(30,935)

Schedule of movements in net deferred tax (liability)/asset

	31 December	30 June	31 December
	2021	2021	2020
	£’000	£’000	£’000
At the beginning of the period	35,546	(27,025)	(27,025)
(Credited)/expensed to the statement of profit or loss (note 11)	(5,415)	64,019	(2,046)
Expensed/(credited) to other comprehensive income (note 11)	291	(1,448)	(1,864)
At the end of the period	30,422	35,546	(30,935)